Warrants	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Warrants
Warrants

NOTE 6 – Warrants

As of October 31, 2023, there were 14,254,813 purchase warrants outstanding and 13,747,281 warrants exercisable. The warrants have a weighted average remaining life of 2.72 years and a weighted average exercise price of $0.21 per warrant for one common share. The warrants had an aggregate intrinsic value of $5,850 as of October 31, 2023.

Stock warrants outstanding at October 31, 2023 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2023	2,256,070	$1.08
Issued	11,998,743	0.04
Expired	-	-
Exercised	-	-
Outstanding, October 31, 2023	14,254,813	$0.21

Exercisable, October 31, 2023	13,747,281	$0.14

NOTE 10 – Warrants

As of January 31, 2023, there were 2,256,070 warrants outstanding and 1,748,538 warrants exercisable. The warrants have a weighted average remaining life of 2.47 years and a weighted average exercise price of $0.82 per warrant for one common share. Warrants outstanding at January 31, 2023 and 2022 are as follows:

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2021	400,166	2.155
Issued	1,770,051	0.522
Expired	-	-
Exercised	(6,000)	2.100
Outstanding, January 31, 2022	2,164,217	1.177
Issued	91,853	0.20
Expired	-	-
Exercised	-	-
Outstanding, January 31, 2023	2,256,070	1.08

Exercisable, January 31, 2023	1,748,538	0.82

The weighted average intrinsic value for warrants outstanding was $0 and $10,012 as of January 31, 2023 and 2022, respectively.

During the year ended January 31, 2023, the Company issued 6,649 warrants to investors as part of their purchase of common stock. The warrants have a three-year term and are exercisable at any time at exercise prices of $0.53.

During the year ended January 31, 2022, the Company issued 98,552 warrants to investors as part of their purchase of common stock. The warrants have a three-year term and are exercisable at any time at exercise prices ranging from $0.805 to $1.646. Additionally, on August 20, 2021, the Company issued 507,532 five-year warrants to purchase up to $1,000,000 of common stock under a Common Stock Purchase Warrant with Triton Funds LP (see Note 8).

Extension of Expiration Date

Effective June 17, 2021, the Company extended all warrants issued by the Company which expired or will expire during the year 2021. These warrants are extended for an additional three years. All other terms of the warrants remain unchanged, including application of the reverse split effective on February 25, 2021.

As of May 18, 2022, the Company extended all warrants issued by the Company which expired or will expire during the year 2022. These warrants are extended for an additional three years. All other terms of the warrants remain unchanged, fully considering the reverse split effective on February 25, 2021, which applied equivalently to price and number of shares for all warrants.